SP SmallCap 600 Pure Value Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P SmallCap 600® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	11.33%		7.32%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.73%	8.03%		4.26%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.73%	7.92%		4.20%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.03%	6.28%		3.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.41%)	7.77%		4.53%